Earnings Per Share - Schedule of Weighted Average Number of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Weighted Average Number of Shares [Line Items]
Weighted average number of shares	51,684,000	48,869,960	[1]	48,869,960
Adjustments:
Promissory note (in Dollars)	$ 1,006
Warrants (in Dollars)
Earnout liability (in Dollars)
Total weighted average number of shares	55,014,000	48,869,960		48,869,960
Diluted earnings per share (in Dollars per share)	$ 1.84	$ 0.07		$ 0.07
PSUs [Member]
Adjustments:
Number of shares
Equity-settled RSUs [Member]
Adjustments:
Number of shares
Compound RSUs [Member]
Adjustments:
Number of shares
EPS [Member]
Schedule of Weighted Average Number of Shares [Line Items]
Weighted average number of shares	51,684,364
Adjustments:
Promissory note (in Dollars)	$ 3,022,408
Warrants (in Dollars)
Earnout liability (in Dollars)
Total weighted average number of shares	55,014,279
Diluted earnings per share (in Dollars per share)	$ 1.84
EPS [Member] | PSUs [Member]
Adjustments:
Number of shares
EPS [Member] | Equity-settled RSUs [Member]
Adjustments:
Number of shares	79,212
EPS [Member] | Compound RSUs [Member]
Adjustments:
Number of shares	228,295

[1]	As discussed in Note 4, the Company’s basic and diluted earnings per share related to Namib prior to the Business Combination have been retroactively restated for the years ended December 31, 2024 and 2023 based on shares reflecting the exchange ratio established in the Business Combination.